Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Information, by Segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2015	2014	2013
Assets
Annuity	$30,055	$27,218	$24,206
Run-off life	773	794	839
Total assets	$30,828	$28,012	$25,045

	2015	2014	2013
Revenues
Annuity:
Net investment income	$1,211	$1,120	$1,017
Other income	100	94	77
Total annuity	1,311	1,214	1,094
Run-off life	45	48	52
Total revenues before realized gains (losses)	1,356	1,262	1,146
Realized gains (losses) on securities	(16)	35	68
Total revenues	$1,340	$1,297	$1,214

Earnings Before Income Taxes
Annuity	$333	$318	$320
Run-off life	2	(1)	3
Total earnings before realized gains (losses) and income taxes	335	317	323
Realized gains (losses) on securities	(16)	35	68
Total earnings before income taxes	$319	$352	$391